FINANCIAL STATEMENTS
Transamerica Life Insurance Company
WRL Series Annuity Account B
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
WRL Series Annuity Account B
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of WRL Series Annuity Account B
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise WRL Series Annuity Account B (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
Janus Henderson - Balanced Institutional Shares (1)	Janus Henderson - Global Technology and Innovation Institutional Shares (1)
Janus Henderson - Enterprise Institutional Shares (1)	Janus Henderson - Mid Cap Value Institutional Shares (1)
Janus Henderson - Flexible Bond Institutional Shares (1)	Janus Henderson - Overseas Institutional Shares (1)
Janus Henderson - Forty Institutional Shares (1)	Janus Henderson - Research Institutional Shares (1)
Janus Henderson - Global Research Institutional Shares (1)	TA BlackRock Government Money Market Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
WRL Series Annuity Account B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Balanced Institutional Shares	422,697.889	$15,629,059	$23,611,904	$(3)	$23,611,901	137,645	$171.541889	$171.541889
Janus Henderson - Enterprise Institutional Shares	428,441.913	30,364,634	35,809,175	(90)	35,809,085	148,522	224.288363	241.102293
Janus Henderson - Flexible Bond Institutional Shares	409,964.589	4,704,382	4,070,948	(11)	4,070,937	95,514	42.621291	42.621291
Janus Henderson - Forty Institutional Shares	563,254.112	25,941,882	33,468,559	(2)	33,468,557	127,056	245.048434	263.416555
Janus Henderson - Global Research Institutional Shares	219,988.521	10,299,707	17,526,485	1	17,526,486	116,595	150.319873	150.319873
Janus Henderson - Global Technology and Innovation Institutional Shares	688,948.846	11,614,002	16,493,435	(15)	16,493,420	264,684	62.313559	62.313559
Janus Henderson - Mid Cap Value Institutional Shares	302,149.761	4,917,140	5,369,201	1	5,369,202	106,590	50.372621	50.372621
Janus Henderson - Overseas Institutional Shares	189,720.745	6,747,048	10,590,212	(82)	10,590,130	89,796	117.935883	117.935883
Janus Henderson - Research Institutional Shares	590,645.839	22,752,404	38,332,915	(105)	38,332,810	193,558	198.043288	198.043288
TA BlackRock Government Money Market Initial Class	7,046,549.310	7,046,549	7,046,549	(107)	7,046,442	648,935	10.101128	10.858475

See accompanying notes

Transamerica Life Insurance Company
WRL Series Annuity Account B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Janus Henderson - Balanced Institutional Shares	$23,570,008	$41,893	$23,611,901
Janus Henderson - Enterprise Institutional Shares	35,760,814	48,271	35,809,085
Janus Henderson - Flexible Bond Institutional Shares	4,067,771	3,166	4,070,937
Janus Henderson - Forty Institutional Shares	33,067,291	401,266	33,468,557
Janus Henderson - Global Research Institutional Shares	17,526,483	3	17,526,486
Janus Henderson - Global Technology and Innovation Institutional Shares	16,479,386	14,034	16,493,420
Janus Henderson - Mid Cap Value Institutional Shares	5,358,896	10,306	5,369,202
Janus Henderson - Overseas Institutional Shares	10,294,974	295,156	10,590,130
Janus Henderson - Research Institutional Shares	37,982,253	350,557	38,332,810
TA BlackRock Government Money Market Initial Class	7,009,718	36,724	7,046,442

See accompanying notes

Transamerica Life Insurance Company
WRL Series Annuity Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Forty Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 21,001,349	$ 33,781,264	$ 3,955,045	$ 29,184,093

Investment Income:
Reinvested Dividends	444,591	264,316	194,310	33,153
Investment Expense:
Mortality and Expense Risk and Administrative Charges	141,827	232,367	25,800	204,266
Net Investment Income (Loss)	302,764	31,949	168,510	(171,113)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,412,679	-	1,730,440
Realized Gain (Loss) on Investments	1,317,717	1,387,091	(46,031)	1,987,176
Net Realized Capital Gains (Losses) on Investments	1,317,717	2,799,770	(46,031)	3,717,616
Net Change in Unrealized Appreciation (Depreciation)	1,325,528	2,057,953	(70,000)	3,995,295
Net Gain (Loss) on Investment	2,643,245	4,857,723	(116,031)	7,712,911

Net Increase (Decrease) in Net Assets Resulting from Operations	2,946,009	4,889,672	52,479	7,541,798

Increase (Decrease) in Net Assets from Contract Transactions	(2,303,389)	(2,076,203)	(86,839)	(4,606,189)

Total Increase (Decrease) in Net Assets	642,620	2,813,469	(34,360)	2,935,609

Net Assets as of December 31, 2024:	$ 21,643,969	$ 36,594,733	$ 3,920,685	$ 32,119,702

Investment Income:
Reinvested Dividends	456,719	113,105	208,534	99,627
Investment Expense:
Mortality and Expense Risk and Administrative Charges	145,049	230,850	25,501	209,204
Net Investment Income (Loss)	311,670	(117,745)	183,033	(109,577)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	734,880	2,678,707	-	3,883,641
Realized Gain (Loss) on Investments	656,635	1,313,662	(52,959)	1,515,587
Net Realized Capital Gains (Losses) on Investments	1,391,515	3,992,369	(52,959)	5,399,228
Net Change in Unrealized Appreciation (Depreciation)	1,321,732	(1,447,957)	125,295	(78,617)
Net Gain (Loss) on Investment	2,713,247	2,544,412	72,336	5,320,611

Net Increase (Decrease) in Net Assets Resulting from Operations	3,024,917	2,426,667	255,369	5,211,034

Increase (Decrease) in Net Assets from Contract Transactions	(1,056,985)	(3,212,315)	(105,117)	(3,862,179)

Total Increase (Decrease) in Net Assets	1,967,932	(785,648)	150,252	1,348,855

Net Assets as of December 31, 2025:	$ 23,611,901	$ 35,809,085	$ 4,070,937	$ 33,468,557

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
WRL Series Annuity Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Mid Cap Value Institutional Shares	Janus Henderson - Overseas Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 13,490,643	$ 10,724,609	$ 5,330,996	$ 8,858,348

Investment Income:
Reinvested Dividends	113,761	-	53,143	124,830
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,278	83,692	35,953	59,916
Net Investment Income (Loss)	15,483	(83,692)	17,190	64,914

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	478,593	-	275,486	-
Realized Gain (Loss) on Investments	476,039	894,389	89,504	47,561
Net Realized Capital Gains (Losses) on Investments	954,632	894,389	364,990	47,561
Net Change in Unrealized Appreciation (Depreciation)	2,037,180	2,523,620	262,050	361,257
Net Gain (Loss) on Investment	2,991,812	3,418,009	627,040	408,818

Net Increase (Decrease) in Net Assets Resulting from Operations	3,007,295	3,334,317	644,230	473,732

Increase (Decrease) in Net Assets from Contract Transactions	(722,112)	(290,045)	(520,630)	(595,714)

Total Increase (Decrease) in Net Assets	2,285,183	3,044,272	123,600	(121,982)

Net Assets as of December 31, 2024:	$ 15,775,826	$ 13,768,881	$ 5,454,596	$ 8,736,366

Investment Income:
Reinvested Dividends	124,894	-	82,640	139,929
Investment Expense:
Mortality and Expense Risk and Administrative Charges	108,787	95,721	34,792	62,661
Net Investment Income (Loss)	16,107	(95,721)	47,848	77,268

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,447,449	1,359,786	475,014	-
Realized Gain (Loss) on Investments	1,079,086	555,342	24,502	167,337
Net Realized Capital Gains (Losses) on Investments	2,526,535	1,915,128	499,516	167,337
Net Change in Unrealized Appreciation (Depreciation)	555,684	1,427,469	(241,276)	2,141,038
Net Gain (Loss) on Investment	3,082,219	3,342,597	258,240	2,308,375

Net Increase (Decrease) in Net Assets Resulting from Operations	3,098,326	3,246,876	306,088	2,385,643

Increase (Decrease) in Net Assets from Contract Transactions	(1,347,666)	(522,337)	(391,482)	(531,879)

Total Increase (Decrease) in Net Assets	1,750,660	2,724,539	(85,394)	1,853,764

Net Assets as of December 31, 2025:	$ 17,526,486	$ 16,493,420	$ 5,369,202	$ 10,590,130

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
WRL Series Annuity Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson - Research Institutional Shares	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 27,221,426	$ 8,335,553

Investment Income:
Reinvested Dividends	9,328	420,964
Investment Expense:
Mortality and Expense Risk and Administrative Charges	206,017	55,662
Net Investment Income (Loss)	(196,689)	365,302

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	887,267	-
Realized Gain (Loss) on Investments	1,049,159	-
Net Realized Capital Gains (Losses) on Investments	1,936,426	-
Net Change in Unrealized Appreciation (Depreciation)	7,372,836	-
Net Gain (Loss) on Investment	9,309,262	-

Net Increase (Decrease) in Net Assets Resulting from Operations	9,112,573	365,302

Increase (Decrease) in Net Assets from Contract Transactions	(1,632,575)	(344,232)

Total Increase (Decrease) in Net Assets	7,479,998	21,070

Net Assets as of December 31, 2024:	$ 34,701,424	$ 8,356,623

Investment Income:
Reinvested Dividends	43,576	316,562
Investment Expense:
Mortality and Expense Risk and Administrative Charges	231,244	51,269
Net Investment Income (Loss)	(187,668)	265,293

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,679,757	-
Realized Gain (Loss) on Investments	1,394,875	-
Net Realized Capital Gains (Losses) on Investments	4,074,632	-
Net Change in Unrealized Appreciation (Depreciation)	1,962,071	-
Net Gain (Loss) on Investment	6,036,703	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,849,035	265,293

Increase (Decrease) in Net Assets from Contract Transactions	(2,217,649)	(1,575,474)

Total Increase (Decrease) in Net Assets	3,631,386	(1,310,181)

Net Assets as of December 31, 2025:	$ 38,332,810	$ 7,046,442

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

1. Organization

WRL Series Annuity Account B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Janus Annuity Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Enterprise Portfolio Institutional Shares
Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Flexible Bond Portfolio Institutional Shares
Janus Henderson - Forty Institutional Shares	Janus Henderson - Forty Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Global Technology and Innovation Portfolio Institutional Shares
Janus Henderson - Mid Cap Value Institutional Shares	Janus Henderson - Mid Cap Value Portfolio Institutional Shares
Janus Henderson - Overseas Institutional Shares	Janus Henderson - Overseas Portfolio Institutional Shares
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Janus Henderson - Balanced Institutional Shares	$1,554,314	$1,564,747
Janus Henderson - Enterprise Institutional Shares	3,106,358	3,757,710
Janus Henderson - Flexible Bond Institutional Shares	416,631	338,714
Janus Henderson - Forty Institutional Shares	4,870,491	4,958,603
Janus Henderson - Global Research Institutional Shares	1,859,332	1,743,443
Janus Henderson - Global Technology and Innovation Institutional Shares	2,463,505	1,721,776
Janus Henderson - Mid Cap Value Institutional Shares	711,829	580,449
Janus Henderson - Overseas Institutional Shares	636,463	1,091,056
Janus Henderson - Research Institutional Shares	3,212,147	2,937,690
TA BlackRock Government Money Market Initial Class	1,230,484	2,540,562

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Henderson - Balanced Institutional Shares	2,285	(8,934)	(6,649)	3,859	(20,126)	(16,267)
Janus Henderson - Enterprise Institutional Shares	1,361	(15,209)	(13,848)	180	(9,964)	(9,784)
Janus Henderson - Flexible Bond Institutional Shares	5,039	(7,684)	(2,645)	6,133	(8,276)	(2,143)
Janus Henderson - Forty Institutional Shares	3,685	(19,756)	(16,071)	3,722	(26,578)	(22,856)
Janus Henderson - Global Research Institutional Shares	1,999	(11,486)	(9,487)	117	(6,415)	(6,298)
Janus Henderson - Global Technology and Innovation Institutional Shares	20,898	(30,972)	(10,074)	45,273	(51,393)	(6,120)
Janus Henderson - Mid Cap Value Institutional Shares	3,241	(11,226)	(7,985)	4,936	(16,193)	(11,257)
Janus Henderson - Overseas Institutional Shares	4,711	(9,765)	(5,054)	447	(6,723)	(6,276)
Janus Henderson - Research Institutional Shares	2,689	(15,232)	(12,543)	7,080	(18,326)	(11,246)
TA BlackRock Government Money Market Initial Class	86,560	(233,345)	(146,785)	300,913	(333,499)	(32,586)

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Janus Henderson - Balanced Institutional Shares	$374,849	$(1,431,834)	$(1,056,985)	$554,966	$(2,858,355)	$(2,303,389)
Janus Henderson - Enterprise Institutional Shares	320,202	(3,532,517)	(3,212,315)	37,522	(2,113,725)	(2,076,203)
Janus Henderson - Flexible Bond Institutional Shares	212,321	(317,438)	(105,117)	238,662	(325,501)	(86,839)
Janus Henderson - Forty Institutional Shares	905,122	(4,767,301)	(3,862,179)	788,414	(5,394,603)	(4,606,189)
Janus Henderson - Global Research Institutional Shares	288,845	(1,636,511)	(1,347,666)	13,639	(735,751)	(722,112)
Janus Henderson - Global Technology and Innovation Institutional Shares	1,114,544	(1,636,881)	(522,337)	2,107,239	(2,397,284)	(290,045)
Janus Henderson - Mid Cap Value Institutional Shares	157,735	(549,217)	(391,482)	220,261	(740,891)	(520,630)
Janus Henderson - Overseas Institutional Shares	504,434	(1,036,313)	(531,879)	42,603	(638,317)	(595,714)
Janus Henderson - Research Institutional Shares	509,210	(2,726,859)	(2,217,649)	1,014,380	(2,646,955)	(1,632,575)
TA BlackRock Government Money Market Initial Class	922,785	(2,498,259)	(1,575,474)	3,113,549	(3,457,781)	(344,232)

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Janus Henderson - Balanced Institutional Shares
12/31/2025	137,645	$171.54	to	$171.54	$ 23,611,901	2.04%	0.65%	to	0.65%	14.36%	to	14.36%
12/31/2024	144,294	150.00	to	150.00	21,643,969	2.04	0.65	to	0.65	14.68	to	14.68
12/31/2023	160,561	130.80	to	130.80	21,001,349	2.11	0.65	to	0.65	14.67	to	14.67
12/31/2022	167,004	114.07	to	114.07	19,049,524	1.38	0.65	to	0.65	(16.94)	to	(16.94)
12/31/2021	182,887	137.33	to	137.33	25,116,060	1.12	0.65	to	0.65	16.44	to	16.44
Janus Henderson - Enterprise Institutional Shares
12/31/2025	148,522	241.10	to	224.29	35,809,085	0.32	0.65	to	1.40	6.98	to	6.19
12/31/2024	162,370	225.38	to	211.22	36,594,733	0.74	0.65	to	1.40	14.86	to	14.00
12/31/2023	172,154	196.23	to	185.28	33,781,264	0.16	0.65	to	1.40	17.31	to	16.45
12/31/2022	185,045	167.27	to	159.11	30,952,538	0.37	0.65	to	1.40	(16.48)	to	(17.10)
12/31/2021	191,814	200.28	to	191.93	38,416,953	0.32	0.65	to	1.40	16.08	to	15.22
Janus Henderson - Flexible Bond Institutional Shares
12/31/2025	95,514	42.62	to	42.62	4,070,937	5.30	0.65	to	0.65	6.71	to	6.71
12/31/2024	98,159	39.94	to	39.94	3,920,685	4.91	0.65	to	0.65	1.30	to	1.30
12/31/2023	100,302	39.43	to	39.43	3,955,045	4.05	0.65	to	0.65	4.82	to	4.82
12/31/2022	122,382	37.62	to	37.62	4,603,642	2.53	0.65	to	0.65	(14.22)	to	(14.22)
12/31/2021	152,896	43.85	to	43.85	6,704,564	2.68	0.65	to	0.65	(1.54)	to	(1.54)
Janus Henderson - Forty Institutional Shares
12/31/2025	127,056	263.42	to	245.05	33,468,557	0.31	0.65	to	1.40	17.38	to	16.51
12/31/2024	143,127	224.41	to	210.32	32,119,702	0.11	0.65	to	1.40	27.63	to	26.69
12/31/2023	165,983	175.83	to	166.02	29,184,093	0.19	0.65	to	1.40	39.06	to	38.04
12/31/2022	174,519	126.44	to	120.27	22,065,626	0.18	0.65	to	1.40	(33.98)	to	(34.47)
12/31/2021	201,283	191.52	to	183.53	38,548,996	0.49	0.65	to	1.40	22.10	to	21.20
Janus Henderson - Global Research Institutional Shares
12/31/2025	116,595	150.32	to	150.32	17,526,486	0.74	0.65	to	0.65	20.14	to	20.14
12/31/2024	126,082	125.12	to	125.12	15,775,826	0.75	0.65	to	0.65	22.78	to	22.78
12/31/2023	132,380	101.91	to	101.91	13,490,643	0.93	0.65	to	0.65	25.96	to	25.96
12/31/2022	140,024	80.90	to	80.90	11,328,545	1.63	0.65	to	0.65	(19.93)	to	(19.93)
12/31/2021	144,083	101.04	to	101.04	14,558,663	0.52	0.65	to	0.65	17.33	to	17.33
Janus Henderson - Global Technology and Innovation Institutional Shares
12/31/2025	264,684	62.31	to	62.31	16,493,420	-	0.65	to	0.65	24.35	to	24.35
12/31/2024	274,758	50.11	to	50.11	13,768,881	-	0.65	to	0.65	31.25	to	31.25
12/31/2023	280,878	38.18	to	38.18	10,724,609	-	0.65	to	0.65	53.55	to	53.55
12/31/2022	293,020	24.87	to	24.87	7,286,282	-	0.65	to	0.65	(37.36)	to	(37.36)
12/31/2021	330,691	39.70	to	39.70	13,127,315	0.76	0.65	to	0.65	17.25	to	17.25
Janus Henderson - Mid Cap Value Institutional Shares
12/31/2025	106,590	50.37	to	50.37	5,369,202	1.54	0.65	to	0.65	5.81	to	5.81
12/31/2024	114,575	47.61	to	47.61	5,454,596	0.96	0.65	to	0.65	12.37	to	12.37
12/31/2023	125,832	42.37	to	42.37	5,330,996	1.12	0.65	to	0.65	10.68	to	10.68
12/31/2022	135,930	38.28	to	38.28	5,203,144	1.30	0.65	to	0.65	(6.17)	to	(6.17)
12/31/2021	144,972	40.80	to	40.80	5,914,133	0.45	0.65	to	0.65	18.95	to	18.95
Janus Henderson - Overseas Institutional Shares
12/31/2025	89,796	117.94	to	117.94	10,590,130	1.44	0.65	to	0.65	28.04	to	28.04
12/31/2024	94,850	92.11	to	92.11	8,736,366	1.36	0.65	to	0.65	5.15	to	5.15
12/31/2023	101,126	87.60	to	87.60	8,858,348	1.51	0.65	to	0.65	10.16	to	10.16
12/31/2022	107,556	79.52	to	79.52	8,552,664	1.78	0.65	to	0.65	(9.19)	to	(9.19)
12/31/2021	110,532	87.57	to	87.57	9,679,267	1.14	0.65	to	0.65	12.85	to	12.85

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Janus Henderson - Research Institutional Shares
12/31/2025	193,558	$198.04	to	$198.04	$ 38,332,810	0.12%	0.65%	to	0.65%	17.62%	to	17.62%
12/31/2024	206,101	168.37	to	168.37	34,701,424	0.03	0.65	to	0.65	34.43	to	34.43
12/31/2023	217,347	125.24	to	125.24	27,221,426	0.14	0.65	to	0.65	42.25	to	42.25
12/31/2022	233,551	88.05	to	88.05	20,563,088	0.71	0.65	to	0.65	(30.34)	to	(30.34)
12/31/2021	260,942	126.40	to	126.40	32,982,458	0.10	0.65	to	0.65	19.56	to	19.56
TA BlackRock Government Money Market Initial Class
12/31/2025	648,935	10.86	to	10.10	7,046,442	4.01	0.65	to	1.40	3.39	to	2.63
12/31/2024	795,720	10.50	to	9.84	8,356,623	4.93	0.65	to	1.40	4.36	to	3.58
12/31/2023	828,306	10.06	to	9.50	8,335,553	4.74	0.65	to	1.40	4.18	to	3.42
12/31/2022	1,085,359	9.66	to	9.19	10,483,654	1.37	0.65	to	1.40	0.75	to	0.01
12/31/2021	1,127,077	9.59	to	9.19	10,805,380	0.00	0.65	to	1.40	(0.64)	to	(1.38)

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.   TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values.  An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
WRL Series Annuity Account B
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.